Commitments and Contingencies - Schedule of Future Minimum Payments Under Operating Leases (Detail)	Mar. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 195,492
2017	201,545
2018	$ 169,419